INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	2023	2022
Tax Operating Loss Carryforward - USA	$1,569,000	$1,090,000
Other	-	-
Valuation Allowance - USA	(1,569,000)	(1,090,000)
Deferred Tax Assets, Net	$-	$-